Notes to the cash flow statements	12 Months Ended
Sep. 30, 2025
Notes to the cash flow statements
Notes to the cash flow statements

Note 35.Notes to the cash flow statements

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below.

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Profit after income tax expense	6,933	6,990	7,201	6,496	6,691
Adjustments:
Depreciation, amortisation and impairment	1,561	1,522	1,237	1,331	1,407
Impairment charges/(benefits)	671	727	839	680	659
Net decrease/(increase) in current and deferred tax	(421)	(252)	665	(558)	(346)
(Increase)/decrease in accrued interest receivable	302	(227)	(730)	252	(207)
(Decrease)/increase in accrued interest payable	(705)	802	2,400	(410)	757
(Decrease)/increase in provisions	107	(272)	(173)	105	(272)
Unrealised (gain)/loss in trading income	(498)	1,615	280	(498)	1,596
Other non-cash items	(1,085)	(1,121)	(1,130)	(997)	(858)
Cash flows from operating activities before changes in operating assets and liabilities	6,865	9,784	10,589	6,401	9,427
Net (increase)/decrease in:
Collateral paid	1,945	(2,097)	1,545	1,905	(2,057)
Trading securities and financial assets measured at FVIS	(6,107)	(18,994)	(4,524)	(6,054)	(19,452)
Derivative financial instruments	5,650	(836)	4,082	1,013	1,358
Loans	(50,182)	(35,083)	(27,270)	(45,997)	(32,528)
Other financial assets	(48)	(348)	128	(26)	(231)
Other assets	(29)	(34)	8	2	2
Net increase/(decrease) in:
Collateral received	(5)	(318)	(2,888)	(709)	(181)
Deposits and other borrowings	51,853	35,243	24,692	50,803	35,870
Other financial liabilities	(457)	(7,084)	(17,146)	873	(5,281)
Other liabilities	4	-	(12)	-	(9)
Net cash provided by/(used in) operating activities	9,489	(19,767)	(10,796)	8,211	(13,082)

Note 35.Notes to the cash flow statements (Continued)

Details of the assets and liabilities over which control ceased

In 2025 and 2024, there were no changes in the Group or Parent’s ownership interest in entities which resulted in a loss of control.

Details of the entity over which control ceased in 2023 are provided in Note 29.

Consolidated
$m	2023
Assets
Cash and balances with central banks	18
Other financial assets	18
Intangible assets	55
Total assets	91
Liabilities
Other financial liabilities	22
Provisions	1
Total liabilities	23
Total equity attributable to owners of WBC	68
Cash proceeds received (net of transaction costs)	311
Total consideration	311
Gain/(loss) on disposal	243
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	311
Less: Cash deconsolidated	(18)
Cash consideration (paid)/received (net of transaction costs and cash held)	293

Non-cash investing activities

There were no material non-cash investing activities in 2025.

On 21 December 2023, WNZL issued two classes of AT1 Perpetual Preference Shares to the Parent Entity, Westpac Banking Corporation Limited, totalling NZD1,000 million. The transactions were settled through the redemption of NZD1,000 million AT1 loan capital notes and as a result no cash was transferred. As WNZL is a wholly owned subsidiary of the Parent Entity, these transactions eliminate on consolidation.

Non-cash financing activities

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Shares issued under the dividend reinvestment plan	-	-	192	-	-
Increase in lease liabilities	223	399	235	181	319

On 10 September 2025, Westpac Bank - PNG - Limited (WPNG) paid PGK8 million to minority shareholders, on behalf of the Parent Entity, to acquire 1.09% in WPNG. This was in lieu of the Parent Entity receiving unpaid dividends from WPNG and as a result was a non-cash transaction for the Parent Entity.

On 11 September 2024, WPNG paid PGK66 million to minority shareholders, on behalf of the Parent Entity, to acquire 8.74% in WPNG. This was also in lieu of the Parent Entity receiving unpaid dividends from WPNG and as a result was a non-cash transaction for the Parent Entity.

On 18 December 2023, $802 million of WCN6 were transferred to the WCN6 nominated party for $100 each pursuant to the WCN10 reinvestment offer. Those WCN6 were subsequently redeemed and cancelled by Westpac. On 31 July 2024, Westpac redeemed the remaining outstanding WCN6.

Note 35.Notes to the cash flow statements (Continued)

Cash and balances with central banks

The following table provides the breakdown of cash and cash balances with central banks.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Cash and cash at bank	10,141	9,320	9,805	8,961
Exchange settlement accounts	40,017	56,036	34,802	49,276
Regulatory deposits with central banks	272	311	175	163
Total cash and balances with central banks	50,430	65,667	44,782	58,400

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $273 million (2024: $311 million) for Westpac and $175 million (2024: $164 million) for the Parent Entity which are included in cash and balances with central banks.